Investment Securities (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2015
Summary of amortized cost, estimated fair value and related unrealized gains and losses on securities available for sale
Amortized Cost	$ 80,457	$ 79,100	$ 80,335
Gross Unrealized Gains	190	1,078	214
Gross Unrealized Losses	1,278	55	628
Estimated Fair Value	79,369	80,123	79,921
U.S. government agency obligations
Summary of amortized cost, estimated fair value and related unrealized gains and losses on securities available for sale
Amortized Cost	15,125	16,388	15,240
Gross Unrealized Gains	11	48	0
Gross Unrealized Losses	560	29	220
Estimated Fair Value	14,576	16,407	15,020
Obligations of states and political subdivisions
Summary of amortized cost, estimated fair value and related unrealized gains and losses on securities available for sale
Amortized Cost	32,392	33,405	27,573
Gross Unrealized Gains	54	630	81
Gross Unrealized Losses	327	23	247
Estimated Fair Value	32,119	34,012	27,407
Mortgage-backed securities
Summary of amortized cost, estimated fair value and related unrealized gains and losses on securities available for sale
Amortized Cost	32,491	28,861	37,451
Gross Unrealized Gains	81	389	133
Gross Unrealized Losses	391	3	144
Estimated Fair Value	32,181	29,247	37,440
Federal Agricultural Mortgage Corporation
Summary of amortized cost, estimated fair value and related unrealized gains and losses on securities available for sale
Amortized Cost	70	70	71
Gross Unrealized Gains	44	11	0
Gross Unrealized Losses	0	0	17
Estimated Fair Value	114	81	$ 54
Trust preferred securities
Summary of amortized cost, estimated fair value and related unrealized gains and losses on securities available for sale
Amortized Cost	379	376
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Estimated Fair Value	$ 379	$ 376